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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Salzman & Co., Inc.
Address: One Landmark Square -- Suite 650
         Stamford, CT 06901

Form 13F File Number: 028-12438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen B. Salzman
Title: CEO/President
Phone: 203-302-2701

Signature, Place, and Date of Signing:


/s/ Stephen B. Salzman                 Stamford, CT           November 5, 2010

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         20
Form 13F Information Table Value Total:   $188,737 (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1            COLUMN 2   COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------- --------- -------- ------------------- ---------- -------- -------------------
                                                                                                     VOTING AUTHORITY
                              TITLE OF              VALUE  SHARES / SH / PUT / INVESTMENT  OTHER   -------------------
       NAME OF ISSUER           CLASS     CUSIP   (x$1000)  PRN AMT PRN  CALL  DISCRETION MANAGERS   SOLE  SHARED NONE
---------------------------- ---------- --------- -------- -------- ---- ----- ---------- -------- ------- ------ ----
ALPHA NATURAL RESOURCES INC      COM    02076X102     9407  228600   SH           SOLE              228600
BANK OF AMERICA CORPORATION      COM    060505104     9754  744000   SH           SOLE              744000
BEST BUY INC                     COM    086516101     9742  238600   SH           SOLE              238600
CARNIVAL CORP                PAIRED CTF 143658300     9279  243000   SH           SOLE              243000
CITIGROUP INC                    COM    172967101    14303 3658100   SH           SOLE             3658100
FOSTER WHEELER AG                COM    H27178104    13020  532300   SH           SOLE              532300
FREEPORT-MCMORAN COPPER & GO     COM    35671D857     9427  110400   SH           SOLE              110400
GOLDMAN SACHS GROUP INC          COM    38141G104    11509   79600   SH           SOLE               79600
LABORATORY CORP AMER HLDGS     COM NEW  50540R409     7270   92700   SH           SOLE               92700
LIMITED BRANDS INC               COM    532716107    10005  373600   SH           SOLE              373600
MEDCO HEALTH SOLUTIONS INC       COM    58405U102    11635  223500   SH           SOLE              223500
MORGAN STANLEY                 COM NEW  617446448     9509  385300   SH           SOLE              385300
OWENS ILL INC                  COM NEW  690768403    10871  387413   SH           SOLE              387413
US BANCORP DEL                 COM NEW  902973304    10347  478600   SH           SOLE              478600
UNITED STATES STL CORP NEW       COM    912909108     8417  192000   SH           SOLE              192000
UNION PAC CORP                   COM    907818108     5063   61900   SH           SOLE               61900
UNITEDHEALTH GROUP INC           COM    91324P102     9230  262900   SH           SOLE              262900
WALGREEN CO                      COM    931422109     5350  159700   SH           SOLE              159700
WELLS FARGO & CO NEW             COM    949746101    11603  462000   SH           SOLE              462000
EBAY INC                         COM    278642103     2996  122800   SH           SOLE              122800